UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2010

Item 1.   Reports to Stockholders.

Prime Master Fund Treasury Master Fund Tax-Free Master Fund
Annual Report April 30, 2010

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

US government and agency obligations—16.17%

Federal Farm Credit Bank
0.161%, due 05/18/10(1)	$137,000,000	$137,000,000

0.340%, due 01/14/11(2)	150,000,000	149,634,500

Federal Home Loan Bank
0.800%, due 05/05/10	150,000,000	149,999,836

0.433%, due 05/13/10(1)	113,000,000	113,000,000

0.550%, due 06/10/10	150,000,000	150,005,257

0.600%, due 06/21/10	75,000,000	74,991,840

0.198%, due 07/13/10(1)	79,000,000	78,999,516

0.440%, due 09/01/10(2)	47,000,000	46,929,343

0.500%, due 10/15/10	83,750,000	83,747,544

0.430%, due 11/04/10	167,500,000	167,532,366

0.500%, due 12/28/10	89,000,000	89,000,000

0.375%, due 01/19/11	27,615,000	27,615,000

0.570%, due 04/13/11	100,000,000	99,981,689

Federal Home Loan Mortgage Corp.*
0.430%, due 05/17/10(2)	197,500,000	197,462,256

0.220%, due 08/05/10(2)	150,000,000	149,912,000

0.240%, due 08/11/10(2)	125,000,000	124,915,000

0.230%, due 08/24/10(2)	181,110,000	180,976,934

1.450%, due 09/10/10	50,000,000	50,165,698

Federal National Mortgage Association*
0.540%, due 07/12/10(2)	145,000,000	144,843,400

0.188%, due 07/13/10(1)	321,000,000	321,000,000

0.210%, due 08/02/10(2)	115,000,000	114,937,613

0.530%, due 08/02/10(2)	100,000,000	99,863,083

2.875%, due 10/12/10	52,750,000	53,309,771

US Treasury Bills
0.495%, due 07/29/10(2)	90,000,000	89,889,863

0.240%, due 09/16/10(2)	150,000,000	149,862,000

US Treasury Notes
2.375%, due 08/31/10	200,000,000	201,286,152

2.000%, due 09/30/10	152,750,000	153,874,716

1.500%, due 10/31/10	150,000,000	150,792,682

0.875%, due 03/31/11	100,000,000	100,373,098

Total US government and agency obligations
(cost—$3,651,901,157)		3,651,901,157

1

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Time deposit—1.04%

Banking-non-US—1.04%
Citibank N.A., Nassau
0.180%, due 05/03/10 (cost—$236,000,000)	$236,000,000	$236,000,000

Certificates of deposit—12.51%

Banking-non-US—11.62%
Bank of Nova Scotia
1.100%, due 05/11/10	48,000,000	48,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.220%, due 05/11/10	250,000,000	250,000,000

Credit Agricole CIB
0.344%, due 05/17/10(1)	160,000,000	160,000,000

Deutsche Bank AG
0.861%, due 06/18/10(1)	50,000,000	50,042,618

Dnb NOR ASA
0.190%, due 05/12/10	100,000,000	100,000,000

Mizuho Corporate Bank Ltd.
0.250%, due 05/24/10	183,000,000	183,000,000

Natixis
0.240%, due 06/04/10	207,000,000	207,000,000

Nordea Bank Finland
0.750%, due 09/23/10	44,000,000	44,003,516

Rabobank Nederland NV
0.263%, due 05/26/10(1)	200,000,000	200,000,000

Royal Bank of Scotland PLC
0.260%, due 06/17/10	250,000,000	250,000,000

Societe Generale
0.210%, due 05/03/10	200,000,000	200,000,000

0.240%, due 05/21/10	100,000,000	100,000,000

0.270%, due 06/03/10	100,000,000	100,000,000

UniCredito Italiano SpA
0.240%, due 05/05/10	250,000,000	250,000,000

0.240%, due 05/10/10	190,000,000	190,000,000

Westpac Banking Corp.
0.280%, due 05/03/10(1)	214,500,000	214,500,000

0.290%, due 05/03/10(1)	78,500,000	78,500,000

		2,625,046,134

2

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-US—0.89%
State Street Bank & Trust Co.
0.220%, due 05/20/10	$200,000,000	$200,000,000

Total certificates of deposit (cost—$2,825,046,134)		2,825,046,134

Commercial paper(2)—50.55%

Asset backed-banking—1.22%
Atlantis One Funding
0.220%, due 05/03/10	150,000,000	149,998,167

0.220%, due 05/06/10	50,000,000	49,998,472

0.300%, due 05/06/10	75,000,000	74,996,875

		274,993,514

Asset backed-miscellaneous—16.46%
Amsterdam Funding Corp.
0.230%, due 05/17/10	200,000,000	199,979,556

Atlantic Asset Securitization LLC
0.210%, due 05/06/10	100,000,000	99,997,083

0.220%, due 05/17/10	200,000,000	199,980,444

0.240%, due 05/21/10	83,140,000	83,128,915

Barton Capital LLC
0.210%, due 05/04/10	60,004,000	60,002,950

0.230%, due 05/04/10	85,013,000	85,011,371

0.230%, due 05/07/10	50,009,000	50,007,083

0.230%, due 05/10/10	50,010,000	50,007,124

0.230%, due 05/12/10	130,033,000	130,023,862

0.230%, due 05/17/10	30,454,000	30,450,887

0.230%, due 05/24/10	70,000,000	69,989,714

Bryant Park Funding LLC
0.230%, due 05/25/10	150,032,000	150,008,995

Chariot Funding LLC
0.220%, due 05/10/10	50,010,000	50,007,249

Enterprise Funding Co. LLC
0.220%, due 05/03/10	62,000,000	61,999,242

0.230%, due 05/18/10	79,453,000	79,444,371

0.230%, due 05/20/10	50,000,000	49,993,931

0.240%, due 05/27/10	50,000,000	49,991,333

Fairway Finance Co. LLC
0.250%, due 05/26/10	60,950,000	60,939,418

3

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(continued)
Jupiter Securitization Co. LLC
0.220%, due 05/10/10	$45,000,000	$44,997,525

Kitty Hawk Funding Corp.
0.200%, due 05/05/10	150,000,000	149,996,667

Liberty Street Funding LLC
0.210%, due 05/03/10	150,000,000	149,998,250

LMA Americas LLC
0.220%, due 05/10/10	71,700,000	71,696,057

0.250%, due 05/28/10	107,800,000	107,779,787

0.260%, due 06/22/10	100,000,000	99,962,444

Old Line Funding Corp.
0.220%, due 05/14/10	34,804,000	34,801,235

0.220%, due 06/18/10	100,244,000	100,214,595

Ranger Funding Co. LLC
0.210%, due 05/07/10	118,293,000	118,288,860

0.240%, due 05/24/10	50,000,000	49,992,333

0.250%, due 06/02/10	158,890,000	158,854,691

Regency Markets No. 1 LLC
0.230%, due 05/17/10	70,000,000	69,992,844

0.240%, due 05/20/10	100,000,000	99,987,333

Salisbury Receivables Co. LLC
0.220%, due 05/19/10	100,000,000	99,989,000

0.240%, due 06/03/10	100,000,000	99,978,000

Sheffield Receivables Corp.
0.300%, due 07/20/10	50,000,000	49,966,667

Thames Asset Global Securitization No. 1
0.240%, due 05/10/10	51,601,000	51,597,904

0.230%, due 05/17/10	49,160,000	49,154,975

Thunderbay Funding
0.220%, due 06/18/10	50,000,000	49,985,333

0.270%, due 07/14/10	50,000,000	49,972,250

Variable Funding Capital Corp.
0.210%, due 05/06/10	85,000,000	84,997,521

0.210%, due 05/12/10	50,000,000	49,996,792

0.200%, due 05/13/10	40,000,000	39,997,333

0.230%, due 05/20/10	145,000,000	144,982,399

0.240%, due 05/28/10	100,000,000	99,982,000

4

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Windmill Funding Corp.
0.230%, due 05/19/10	$30,000,000	$29,996,550

		3,718,122,873

Asset backed-securities—5.03%
Clipper Receivables Co. LLC
0.220%, due 05/07/10	177,581,000	177,574,489

0.250%, due 06/14/10	200,000,000	199,938,889

0.300%, due 07/20/10	100,000,000	99,933,333

Grampian Funding LLC
0.260%, due 05/04/10	50,000,000	49,998,917

0.260%, due 05/07/10	118,000,000	117,994,887

0.250%, due 05/13/10	176,000,000	175,985,333

0.260%, due 05/25/10	60,000,000	59,989,600

0.320%, due 06/18/10	60,000,000	59,974,400

0.290%, due 06/21/10	75,000,000	74,969,187

0.310%, due 07/13/10	120,000,000	119,924,567

		1,136,283,602

Banking-non-US—4.27%
Bank of Nova Scotia
0.190%, due 05/04/10	200,000,000	199,996,833

BPCE SA
0.250%, due 05/10/10	47,805,000	47,802,012

0.250%, due 05/26/10	130,000,000	129,977,430

Intesa Funding LLC
0.210%, due 05/03/10	200,000,000	199,997,667

0.240%, due 05/20/10	200,000,000	199,974,667

Westpac Securities NZ Ltd.
0.338%, due 05/21/10(1),(3)	60,000,000	60,000,000

0.300%, due 06/11/10	128,000,000	127,956,267

		965,704,876

Banking-US—17.63%
Barclays US Funding Corp.
0.200%, due 05/03/10	113,000,000	112,998,744

0.290%, due 06/25/10	240,000,000	239,893,667

CBA (Delaware) Finance, Inc.
0.300%, due 06/23/10	76,000,000	75,966,433

5

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Banking-US—(concluded)
Danske Corp.
0.220%, due 05/10/10	$200,000,000	$199,989,000

0.235%, due 05/19/10	150,000,000	149,982,375

Deutsche Bank Financial LLC
0.240%, due 05/20/10	250,000,000	249,968,333

0.300%, due 07/20/10	305,000,000	304,796,667

Dexia Delaware LLC
0.290%, due 05/03/10	300,000,000	299,995,167

0.290%, due 05/20/10	135,000,000	134,979,338

0.290%, due 05/24/10	200,000,000	199,962,944

Fortis Funding LLC
0.200%, due 05/04/10	100,000,000	99,998,333

0.210%, due 05/10/10	215,000,000	214,988,713

0.240%, due 05/20/10	250,000,000	249,968,333

ING (US) Funding LLC
0.200%, due 05/03/10	100,000,000	99,998,889

0.210%, due 05/05/10	100,000,000	99,997,667

0.250%, due 06/01/10	145,000,000	144,968,785

0.280%, due 07/13/10	175,000,000	174,900,639

JPMorgan Chase & Co.
0.240%, due 06/01/10	250,000,000	249,948,333

Nordea N.A., Inc.
0.210%, due 05/06/10	150,000,000	149,995,625

0.240%, due 06/01/10	190,000,000	189,960,733

Societe Generale N.A., Inc.
0.250%, due 05/17/10	240,000,000	239,973,333

Toronto-Dominion Holdings USA, Inc.
0.200%, due 05/10/10	100,000,000	99,995,000

		3,983,227,051

Brokerage—0.52%
RBS Holdings USA, Inc.
0.200%, due 05/03/10	118,000,000	117,998,689

Energy-integrated—0.44%
ENI Finance USA, Inc.
0.205%, due 05/12/10	100,000,000	99,993,736

6

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(concluded)

Finance-captive automotive—2.32%
Toyota Motor Credit Corp.
0.230%, due 05/05/10	$250,000,000	$249,993,611

0.270%, due 05/20/10	25,000,000	24,996,438

0.280%, due 05/26/10	250,000,000	249,951,389

		524,941,438

Finance-noncaptive diversified—2.66%
General Electric Capital Corp.
0.210%, due 05/03/10	100,000,000	99,998,833

0.200%, due 05/14/10	500,000,000	499,963,889

		599,962,722

Total commercial paper (cost—$11,421,228,501)		11,421,228,501

US master note—3.61%

Brokerage—3.61%
Banc of America Securities LLC
0.360%, due 05/03/10(1),(4) (cost—$816,000,000)	816,000,000	816,000,000

Short-term corporate obligations—3.26%

Banking-non-US—0.23%
Commonwealth Bank of Australia
0.344%, due 07/28/10(1),(3)	53,000,000	53,000,000

Finance-captive automotive—0.18%
Toyota Motor Credit Corp.
0.250%, due 05/10/10(1)	40,000,000	40,000,000

Supranationals—2.85%
European Bank for Reconstruction & Development
2.875%, due 08/27/10	60,000,000	60,494,687

International Bank for Reconstruction & Development
0.210%, due 05/17/10(2)	250,000,000	249,976,667

0.240%, due 06/28/10(2)	235,000,000	234,909,133

International Finance Corp.
0.700%, due 06/08/10	98,000,000	98,000,000

		643,380,487

Total short-term corporate obligations (cost—$736,380,487)		736,380,487

7

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Repurchase agreements—12.84%

Repurchase agreement dated 04/30/10 with Banc of America
Securities, 0.190% due 05/03/10, collateralized by
$609,392,100 US Treasury Notes, 2.625% to 3.250%
due 02/29/16 to 07/31/16; (value—$612,000,055);
proceeds: $600,009,500	$600,000,000	$600,000,000

Repurchase agreement dated 04/30/10 with Barclays Bank PLC,
0.190% due 05/03/10, collateralized by $65,473,000
Federal Home Loan Bank obligations, zero coupon to 5.000%
due 06/25/10 to 08/15/12, $348,600,000 Federal Home
Loan Mortgage Corp. obligations, zero coupon to 3.000%
due 06/09/10 to 03/16/15 and $198,000,000 Federal
National Mortgage Association obligations, 2.450% to
3.000% due 04/22/14 to 06/24/15; (value—$612,000,610);
proceeds: $600,009,500	600,000,000	600,000,000

Repurchase agreement dated 04/30/10 with Deutsche Bank
Securities, Inc., 0.180% due 05/03/10, collateralized by
$608,500,000 Federal Home Loan Mortgage Corp.
obligations, 2.000% to 3.040% due 09/28/12 to 10/01/15;
(value—$612,000,843); proceeds: $600,009,000	600,000,000	600,000,000

Repurchase agreement dated 04/30/10 with Goldman Sachs &
Co., 0.180% due 05/03/10, collateralized by $315,000,000
Federal Home Loan Mortgage Corp. obligations, zero coupon
due 08/03/10 to 08/24/10 and $295,539,000 Federal
National Mortgage Association obligations, zero coupon to
5.000% due 07/28/10 to 03/15/16; (value—$612,000,197);
proceeds: $600,009,000	600,000,000	600,000,000

Repurchase agreement dated 04/30/10 with Morgan Stanley &
Co., 0.180% due 05/03/10, collateralized by $91,370,000
Federal Farm Credit Bank obligations, 0.178% to 0.348% due
07/01/11 to 12/14/11 and $421,175,000 Federal Home Loan
Bank obligations, 0.700% to 6.375% due 06/23/11 to
10/26/29; (value—$510,643,086); proceeds: $500,007,500	500,000,000	500,000,000

Repurchase agreement dated 04/30/10 with State Street
Bank & Trust Co., 0.010% due 05/03/10, collateralized by
$1,020,000 US Treasury Bills, zero coupon due 07/08/10;
(value—$1,019,694); proceeds: $997,001	997,000	997,000

Total repurchase agreements (cost—$2,900,997,000)		2,900,997,000

Total investments (cost—$22,587,553,279 which approximates
cost for federal income tax purposes)—99.98%		22,587,553,279

Other assets in excess of liabilities—0.02%		4,315,795

Net assets—100.00%		$22,591,869,074

8

Prime Master Fund

Statement of net assets—April 30, 2010

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2010, and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.50% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The security detailed in the table below, which represents 3.61% of net assets, is considered liquid and restricted as of April 30, 2010.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(5)	cost	assets	Value	assets

Banc of America Securities LLC,
0.360%, 05/03/10	04/30/10	$816,000,000	3.61%	$816,000,000	3.61%

(5)	Acquisition date represents most recent interest rate reset date on variable rate securities.

Affiliated issuer activity
The table below details the Fund’s activity in an affiliated issuer for the year ended April 30, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	04/30/09	04/30/10	04/30/10	04/30/10	04/30/10

UBS Private Money Market
Fund LLC	$102,816,000	$367,633,500	$470,449,500	$—	$7,144

9

Prime Master Fund

Statement of net assets—April 30, 2010

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	79.1%

Japan	4.4

France	4.2

Italy	4.2

Australia	2.4

United Kingdom	1.9

Canada	1.1

Bahamas	1.0

Netherlands	0.9

Norway	0.4

Germany	0.2

Finland	0.2

Total	100.0%

Weighted average maturity—35 days

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments.

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$3,651,901,157	$—	$3,651,901,157

Time deposit	—	236,000,000	—	236,000,000

Certificates of deposit	—	2,825,046,134	—	2,825,046,134

Commercial paper	—	11,421,228,501	—	11,421,228,501

US master note	—	816,000,000	—	816,000,000

Short-term corporate obligations	—	736,380,487	—	736,380,487

Repurchase agreements	—	2,900,997,000	—	2,900,997,000

Total	$—	$22,587,553,279	$—	$22,587,553,279

10

Prime Master Fund

Statement of net assets—April 30, 2010

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s assets that were valued using unobservable inputs for the period:

Funding agreement

Beginning balance	$260,000,000

Net purchases/(sales)	(260,000,000)

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized appreciation/(depreciation)	—

Net transfers in/(out) of Level 3	—

Ending balance	$—

See accompanying notes to financial statements

11

Treasury Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

US government obligations—24.54%

US Treasury Bills
0.315%, due 08/26/10(1)	$100,000,000	$99,897,788

0.450%, due 08/26/10(1)	35,000,000	34,948,813

0.220%, due 09/09/10(1)	100,000,000	99,920,126

0.220%, due 09/09/10(1)	93,000,000	92,925,548

0.380%, due 10/21/10(1)	96,000,000	95,824,693

0.235%, due 10/28/10(1)	250,000,000	249,706,250

US Treasury Notes
4.500%, due 05/15/10	150,000,000	150,245,709

2.875%, due 06/30/10	100,000,000	100,369,449

2.750%, due 07/31/10	215,000,000	216,245,188

2.375%, due 08/31/10	142,000,000	142,918,961

2.000%, due 09/30/10	160,000,000	161,099,495

1.500%, due 10/31/10	30,000,000	30,158,536

0.875%, due 12/31/10	100,000,000	100,356,989

0.875%, due 01/31/11	50,000,000	50,187,761

0.875%, due 02/28/11	100,000,000	100,405,942

0.875%, due 03/31/11	75,000,000	75,279,824

Total US government obligations (cost—$1,800,491,072)		1,800,491,072

Repurchase agreements—75.37%

Repurchase agreement dated 04/30/10 with Banc of America
Securities LLC, 0.180% due 05/03/10, collateralized by
$135,991,600 US Treasury Bonds, 4.500% to 7.625% due
11/15/22 to 05/15/38, $174,215,700 US Treasury Bonds
Coupon Strips, zero coupon due 11/15/22 to 11/15/27,
$510,923,500 US Treasury Bonds Principal Strips, 4.250%
to 8.125% due 11/15/16 to 05/15/39, $504,412,827
US Treasury Bonds Strips, zero coupon due 05/15/11 to
08/15/33, $69,408,000 US Treasury Inflation Index Bonds,
2.125% to 3.625% due 04/15/28 to 02/15/40, $85,948,200
US Treasury Inflation Index Notes, 0.625% to 1.875% due
04/15/13 to 07/15/19 and $429,081,000 US Treasury Notes,
1.500% to 5.125% due 09/15/10 to 11/15/19;
(value—$1,428,000,000); proceeds: $1,400,021,000	1,400,000,000	1,400,000,000

12

Treasury Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/10 with Barclays
Bank PLC, 0.190% due 05/03/10, collateralized by
$414,201,600 US Treasury Bonds, 4.500% due 08/15/39
and $1,030,614,300 US Treasury Notes, 3.125% to 3.750%
due 11/15/18 to 05/15/19; (value—$1,428,000,077);
proceeds: $1,400,022,167	$1,400,000,000	$1,400,000,000

Repurchase agreement dated 04/30/10 with Deutsche Bank
Securities, Inc., 0.180% due 05/03/10, collateralized by
$1,822,020,700 US Treasury Bonds Principal Strips,
4.250% to 8.750% due 08/15/20 to 05/15/39,
$82,292,000 US Treasury Inflation Index Bonds, 2.375%
due 01/15/27 and $527,953,400 US Treasury Inflation
Index Notes, 1.375% to 3.375% due 01/15/12 to 07/15/18;
(value—$1,354,866,090); proceeds: $1,328,319,925	1,328,300,000	1,328,300,000

Repurchase agreement dated 04/30/10 with Morgan Stanley &
Co., 0.170% due 05/03/10, collateralized by $22,275,000
US Treasury Bonds Coupon Strips, zero coupon due 11/15/20
to 08/15/22, $1,550,030,900 US Treasury Bonds Principal
Strips, 3.500% to 8.750% due 08/15/19 to 08/15/39 and
$1,131,440,900 US Treasury Bonds Strips, zero coupon due
05/15/10 to 02/15/23 (value—$1,428,000,058);
proceeds: $1,400,019,833	1,400,000,000	1,400,000,000

Repurchase agreement dated 04/30/10 with State Street
Bank & Trust Co., 0.010% due 05/03/10, collateralized by
$280,000 US Treasury Bills, zero coupon due 07/08/10;
(value—$279,916); proceeds: $274,000	274,000	274,000

Total repurchase agreements (cost—$5,528,574,000)		5,528,574,000

Total investments (cost—$7,329,065,072 which approximates
cost for federal income tax purposes)—99.91%		7,329,065,072

Other assets in excess of liabilities—0.09%		6,459,746

Net assets—100.00%		$7,335,524,818

(1)	Interest rates shown are the discount rates at date of purchase.

13

Treasury Master Fund

Statement of net assets—April 30, 2010

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$1,800,491,072	$—	$1,800,491,072

Repurchase agreements	—	5,528,574,000	—	5,528,574,000

Total	$—	$7,329,065,072	$—	$7,329,065,072

Weighted average maturity—40 days

See accompanying notes to financial statements

14

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—89.45%

Alabama—0.70%
Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.300%, VRD	$5,725,000	$5,725,000

Infirmary Health System Special Care Facilities
Financing Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.280%, VRD	2,900,000	2,900,000

Mobile Downtown Redevelopment Authority
Revenue (Austal USA LLC Project),
0.290%, VRD	5,000,000	5,000,000

		13,625,000

Arizona—2.92%
AK-Chin Indian Community Revenue
0.330%, VRD	7,250,000	7,250,000

Apache County Industrial Development Authority Industrial
Development Revenue (Tucson Electric Power Co.),
Series 83C,
0.290%, VRD	30,500,000	30,500,000

Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.250%, VRD	10,800,000	10,800,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.280%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.300%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District
Electric Systems Revenue (Barclays Capital Municipal
Trust Receipts, Series 9W),
0.310%, VRD(1),(2)	3,750,000	3,750,000

		56,350,000

California—4.30%
California Department of Water Resources Power Supply Revenue,
Series B-3,
0.240%, VRD	6,000,000	6,000,000

Series C-1,
0.300%, VRD	19,125,000	19,125,000

15

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)
California Infrastructure & Economic Development Bank Revenue
(Jewish Community Center),
Series A,
0.250%, VRD	$2,700,000	$2,700,000

California State Economic Recovery, Series C-5,
0.260%, VRD	3,775,000	3,775,000

Los Angeles Department of Water & Power Waterworks Revenue,
Subseries B-3,
0.250%, VRD	31,400,000	31,400,000

Metropolitan Water District Southern California Waterworks
Revenue Refunding, Series A-1,
0.300%, VRD	2,745,000	2,745,000

San Diego County Certificates of Participation (San Diego
Foundation),
0.300%, VRD	1,900,000	1,900,000

San Diego County Regional Transportation Commission Sales
Tax Revenue (Limited Tax),
Series C,
0.300%, VRD	15,435,000	15,435,000

		83,080,000

Colorado—1.66%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.350%, VRD(1),(2)	12,075,000	12,075,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series A-9,
0.270%, VRD	1,800,000	1,800,000

Series C-6,
0.270%, VRD	5,400,000	5,400,000

Denver City & County Certificates of Participation Refunding,
Series A1,
0.240%, VRD	5,850,000	5,850,000

Series A2,
0.240%, VRD	3,100,000	3,100,000

Series A3,
0.240%, VRD	3,800,000	3,800,000

		32,025,000

16

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Connecticut—0.59%
Connecticut State Housing Finance Authority (CIL Realty, Inc.),
0.270%, VRD	$1,575,000	$1,575,000

Connecticut State (JP Morgan PUTTERs, Series 1170) (FGIC Insured),
0.400%, VRD(1),(2)	9,925,000	9,925,000

		11,500,000

District of Columbia—0.31%
District of Columbia Revenue (Pooled Loan Program),
Series A,
0.330%, VRD	5,980,000	5,980,000

Florida—3.93%
Gainesville Utilities System Revenue,
Series A,
0.260%, VRD	2,495,000	2,495,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.290%, VRD	9,550,000	9,550,000

Series C (NATL-RE Insured),
0.290%, VRD	5,040,000	5,040,000

Jacksonville Health Facilities Authority Hospital Revenue
Refunding (Baptist),
Series D,
0.290%, VRD	11,710,000	11,710,000

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (NATL-RE Insured),
0.330%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three D-1,
0.290%, VRD	4,870,000	4,870,000

Series Three D-2-A,
0.280%, VRD	10,685,000	10,685,000

JEA Water & Sewer Revenue System, Subseries B-1,
0.280%, VRD	15,265,000	15,265,000

Orange County School Board Certificates of Participation,
Series E,
0.290%, VRD	4,745,000	4,745,000

Orlando Utilities Commission Utility System Revenue,
0.300%, VRD	2,600,000	2,600,000

		75,935,000

17

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—2.58%
Forsyth County Water & Sewer Authority Revenue (JP Morgan
PUTTERs, Series 2253) (AGM Insured),
0.300%, VRD(1),(2)	$9,750,000	$9,750,000

Macon-Bibb County Hospital Authority Revenue Anticipation
Certificates (Medical Center Control),
0.320%, VRD	4,000,000	4,000,000

Monroe County Development Authority Pollution Control
Revenue (Oglethorpe Power Corp.),
Series B,
0.260%, VRD	4,000,000	4,000,000

Municipal Electric Authority (Project One),
Subseries B,
0.300%, VRD	2,000,000	2,000,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series B-2,
0.260%, VRD	8,300,000	8,300,000

Series C-3,
0.260%, VRD	1,700,000	1,700,000

Series C-4,
0.260%, VRD	7,900,000	7,900,000

Series C5,
0.260%, VRD	8,400,000	8,400,000

Thomasville Hospital Authority Revenue Anticipation Certificates
(John Archbold),
Series B,
0.300%, VRD	3,835,000	3,835,000

		49,885,000

Idaho—0.62%
Idaho Tax Anticipation Notes,
2.500%, due 06/30/10	12,000,000	12,041,242

Illinois—5.15%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.310%, VRD	5,900,000	5,900,000

Chicago Board of Education Refunding,
Series B,
0.240%, VRD	13,300,000	13,300,000

18

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(continued)
Chicago (Neighborhoods Alive 21),
Series B,
0.250%, VRD	$8,900,000	$8,900,000

Chicago (Pre-refunded with REFCORP Strips and State and
Local Government Securities to 07/01/10 @ 101),
Series A (FGIC Insured)
6.750%, due 07/01/10	1,425,000	1,453,875

Chicago Refunding,
Series F,
0.240%, VRD	10,550,000	10,550,000

Chicago Sales Tax Revenue Refunding,
0.240%, VRD	3,600,000	3,600,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-3,
0.250%, VRD	5,800,000	5,800,000

Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.300%, VRD	11,700,000	11,700,000

Illinois Educational Facilities Authority Revenues (ACI/Cultural
Pooled Financing),
0.320%, VRD	14,680,000	14,680,000

Illinois Finance Authority Revenue (Art Institute of Chicago),
Series B-2,
0.300%, VRD	2,360,000	2,360,000

Illinois Finance Authority Revenue (Rehab Institute Chicago),
Series C,
0.270%, VRD	2,175,000	2,175,000

Illinois Health Facilities Authority Revenue (Revolving Pooled
Financing),
Series B,
0.250%, VRD	1,200,000	1,200,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.300%, VRD(1),(2)	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority Revenue
(Two Rivers YMCA Project),
0.280%, VRD	4,830,000	4,830,000

19

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Quincy Revenue Refunding (Blessing Hospital),
0.250%, VRD	$6,600,000	$6,600,000

		99,648,875

Indiana—2.40%
Indiana Finance Authority Revenue (Ascension Health),
Series CR-E-4, (Mandatory Put 05/17/10 @ 100),
0.390%, due 05/17/10	8,000,000	8,000,000

Indiana Finance Authority Revenue (Ascension),
Series E5, (Mandatory Put 06/15/10 @ 100),
0.330%, due 06/15/10	4,090,000	4,090,000

Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding,
Series A,
0.310%, VRD	4,440,000	4,440,000

Indianapolis Multi-Family Housing Revenue (Capital
Place-Covington) (FNMA Insured),
0.250%, VRD	10,600,000	10,600,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.300%, VRD	8,400,000	8,400,000

Purdue University Revenues (Student Facilities System),
Series A,
0.340%, VRD	9,200,000	9,200,000

Purdue University Revenues (Student Fee),
Series X,
5.000%, due 07/01/10	1,585,000	1,596,610

		46,326,610

Iowa—0.15%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.280%, VRD	2,880,000	2,880,000

Kansas—0.78%
Kansas State Department of Transportation Highway Revenue,
Series A-1,
0.250%, VRD	10,000,000	10,000,000

20

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kansas—(concluded)
Lawrence Temporary Notes,
Series I,
2.000%, due 10/01/10	$5,120,000	$5,149,902

		15,149,902

Kentucky—2.01%
Breckinridge County Lease Program Revenue (Kentucky Association
Leasing Trust),
Series A,
0.250%, VRD	9,495,000	9,495,000

Christian County Association of County’s Leasing Trust Lease Program,
Series A,
0.250%, VRD	1,735,000	1,735,000

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.250%, VRD	7,000,000	7,000,000

Shelby County Lease Revenue,
Series A,
0.250%, VRD	10,075,000	10,075,000

Trimble County Association of Counties Leasing Trust Lease
Program Revenue,
Series A,
0.250%, VRD	5,640,000	5,640,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.280%, VRD	4,880,000	4,880,000

		38,825,000

Maine—0.15%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.350%, VRD(1),(2)	2,980,000	2,980,000

Maryland—2.79%
Easton Revenue (William Hill Manor),
Series C,
0.300%, VRD	3,305,000	3,305,000

Maryland Health & Higher Educational Facilities Authority Revenue
(John Hopkins University),
Series B,
0.280%, VRD	21,665,000	21,665,000

21

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Maryland Health & Higher Educational Facilities Authority Revenue
(Stevenson University),
0.310%, VRD	$8,910,000	$8,910,000

Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.350%, VRD	12,915,000	12,915,000

Series A-7,
0.350%, VRD	7,100,000	7,100,000

		53,895,000

Massachusetts—6.73%
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Series A-1,
0.320%, VRD	8,000,000	8,000,000

Massachusetts Department of Transportation Metropolitan
Highway System Revenue (Contract Assistance),
Series A1,
0.280%, VRD	8,200,000	8,200,000

Series A5,
0.310%, VRD	10,000,000	10,000,000

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-3,
0.260%, VRD	5,560,000	5,560,000

Series U-6E,
0.260%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Harvard University),
Series HH,
0.230%, VRD	4,250,000	4,250,000

Massachusetts Development Finance Agency Revenue Refunding
(Higher Education-Smith College),
0.230%, VRD	1,366,000	1,366,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.350%, VRD	13,500,000	13,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Citigroup ROCS RR-II-R-11585),
0.300%, VRD(1),(2)	10,000,000	10,000,000

22

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue
(Henry Heywood),
Series C,
0.280%, VRD	$3,000,000	$3,000,000

Massachusetts Health & Educational Facilities Authority Revenue
(Museum of Fine Arts),
Series A1,
0.250%, VRD	9,500,000	9,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare Systems),
Series F3,
0.270%, VRD	4,100,000	4,100,000

Series I-1,
0.250%, VRD	2,000,000	2,000,000

Massachusetts Health & Educational Facilities Authority Revenue
(Pooled Loan Program),
Series N,
0.280%, VRD	9,170,000	9,170,000

Massachusetts Health & Educational Facilities Authority Revenue
(Williams College),
Series I,
0.230%, VRD	4,874,000	4,874,000

Series J,
0.300%, VRD	12,700,000	12,700,000

Massachusetts Water Resources Authority Refunding
(General Multi-Modal),
Subseries C,
0.310%, VRD	4,000,000	4,000,000

Massachusetts Water Resources Authority Refunding (General),
Series A,
0.310%, VRD	6,290,000	6,290,000

		130,010,000

Michigan—1.21%
Green Lake Township Economic Development Corp. Revenue
Refunding (Interlochen Center Project),
0.250%, VRD	1,300,000	1,300,000

Michigan State Hospital Finance Authority Revenue (Ascension
Health Senior Credit Group),
Subseries F-5,
0.280%, VRD	10,700,000	10,700,000

23

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
Michigan State Notes,
Series A,
2.000%, due 09/30/10	$5,000,000	$5,030,477

University of Michigan University Revenues Refunding (Hospital),
Series A-2,
0.240%, VRD	1,500,000	1,500,000

University of Michigan University Revenues,
Series B,
0.260%, VRD	4,935,000	4,935,000

		23,465,477

Minnesota—0.74%
Arden Hills Housing & Health Care Facilities Revenue
(Presbyterian Homes),
Series B,
0.280%, VRD	2,000,000	2,000,000

Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.300%, VRD	1,485,000	1,485,000

Minnesota State 911 Revenue (Public Safety Commission),
2.000%, due 06/01/10	3,830,000	3,834,043

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series E, (Mandatory Put 05/10/10 @ 100),
0.550%, due 05/10/10	7,000,000	7,000,000

		14,319,043

Mississippi—1.33%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series D,
0.250%, VRD	10,000,000	10,000,000

Mississippi Development Bank Special Obligation (Jackson
County Industrial Water System),
0.250%, VRD	10,700,000	10,700,000

Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services),
Series 1,
0.270%, VRD	5,000,000	5,000,000

		25,700,000

24

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—2.74%
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Baptist College),
0.280%, VRD	$3,900,000	$3,900,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.280%, VRD	4,530,000	4,530,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University),
Series B-2,
0.270%, VRD	9,200,000	9,200,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series C,
0.270%, VRD	2,500,000	2,500,000

Missouri State Health & Educational Facilities Authority Health
Facilities Revenue (BJC Health Systems),
Series C,
0.250%, VRD	5,000,000	5,000,000

Missouri State Health & Educational Facilities Authority
Revenue (Ascension Health),
Series CR-C-5, (Mandatory Put 05/17/10 @ 100),
0.390%, due 05/17/10	12,500,000	12,500,000

St. Joseph Industrial Development Authority Health Facilities
Revenue (Heartland Regional Medical Center),
Series A,
0.280%, VRD	2,400,000	2,400,000

St. Louis Industrial Development Authority Cultural Facilities
Revenue (Art Museum Project),
Series B,
0.260%, VRD	5,150,000	5,150,000

University of Missouri Revenue (System Facilities),
Series A,
0.250%, VRD	2,725,000	2,725,000

Series B,
0.250%, VRD	5,100,000	5,100,000

		53,005,000

Montana—1.06%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.310%, VRD	17,500,000	17,500,000

25

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Montana—(concluded)
Montana Facility Finance Authority Revenue (Sisters of Charity
Health Systems),
0.270%, VRD	$2,900,000	$2,900,000

		20,400,000

Nebraska—0.51%
Lancaster County Hospital Authority No. 1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.280%, VRD	9,800,000	9,800,000

New Hampshire—0.54%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
Series A,
0.250%, VRD	10,400,000	10,400,000

New Jersey—1.09%
New Jersey Economic Development Authority School Revenue
(Facilities Construction),
Subseries R-1,
0.250%, VRD	21,000,000	21,000,000

New Mexico—0.28%
Albuquerque Educational Facilities Revenue
(Albuquerque Academy Project),
0.300%, VRD	3,315,000	3,315,000

New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien),
Subseries B-1,
0.260%, VRD	2,100,000	2,100,000

		5,415,000

New York—8.38%
Essex County Bond Anticipation Notes,
2.000%, due 11/19/10	1,000,000	1,006,475

Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-2,
0.310%, VRD	5,900,000	5,900,000

New York City Capital Resources Corp. Revenue (Loan Enhanced
Assistance),
Series B-1,
0.300%, VRD	1,900,000	1,900,000

26

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.310%, VRD	$6,400,000	$6,400,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.310%, VRD(1),(2)	5,470,000	5,470,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.330%, VRD	39,950,000	39,950,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A-2,
0.250%, VRD	2,100,000	2,100,000

Subseries B-3,
0.310%, VRD	1,100,000	1,100,000

New York City Transitional Finance Authority,
Subseries-2A,
0.240%, VRD	175,000	175,000

New York City Trust for Cultural Resources Revenue Refunding
(American Museum of Natural History),
Series B1,
0.250%, VRD	29,325,000	29,325,000

New York Dormitory Authority Revenues (Citigroup ROCS,
Series RR-II-R-11560),
0.310%, VRD(1),(2)	2,070,000	2,070,000

New York State Housing Finance Agency Revenue
(320 West 38th Street),
Series A,
0.280%, VRD	4,000,000	4,000,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.310%, VRD	7,100,000	7,100,000

New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.250%, VRD	1,200,000	1,200,000

27

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York State Housing Finance Agency Revenue (West 37th Street),
Series B,
0.320%, VRD	$9,400,000	$9,400,000

New York State Local Government Assistance Corp.,
Series G,
0.260%, VRD	800,000	800,000

New York State Urban Development Corp. Revenue Refunding
(Service Contract),
Series A-5,
0.250%, VRD	9,700,000	9,700,000

New York State Urban Development Corp. Revenue (State Facilities),
Series A3B,
0.300%, VRD	5,500,000	5,500,000

New York,
Subseries A-9,
0.250%, VRD	1,800,000	1,800,000

Subseries H-1,
0.240%, VRD	1,500,000	1,500,000

Subseries L-5,
0.250%, VRD	5,000,000	5,000,000

Suffolk County Tax Anticipation Notes,
2.000%, due 08/12/10	5,000,000	5,023,385

Tompkins County Industrial Development Agency Revenue Civic
Facilities (Cornell University),
Series B,
0.280%, VRD	5,500,000	5,500,000

Triborough Bridge & Tunnel Authority Revenues Bond
Anticipation Notes,
2.000%, due 11/15/10	10,000,000	10,082,582

		162,002,442

North Carolina—2.51%
Charlotte Water & Sewer System Revenue,
Series B,
0.300%, VRD	4,500,000	4,500,000

Guilford County,
Series B,
0.290%, VRD	1,855,000	1,855,000

28

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Mecklenburg County,
Series B,
0.300%, VRD	$10,770,000	$10,770,000

New Hanover County (School),
0.300%, VRD	2,835,000	2,835,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.300%, VRD	5,925,000	5,925,000

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.270%, VRD	11,000,000	11,000,000

Wake County,
Series B,
0.310%, VRD	11,700,000	11,700,000

		48,585,000

Ohio—1.77%
Columbus (Sanitation Sewer),
Series 1,
0.250%, VRD	2,820,000	2,820,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.300%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.250%, VRD	3,530,000	3,530,000

Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.),
Series A,
0.280%, VRD	6,000,000	6,000,000

Ohio Economic Development Revenue (YMCA Greater
Cincinnati Project),
0.270%, VRD	3,540,000	3,540,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.300%, VRD(1),(2)	3,695,000	3,695,000

Ohio University General Receipts,
Series B,
0.250%, VRD	5,665,000	5,665,000

29

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.250%, VRD	$6,135,000	$6,135,000

		34,185,000

Oklahoma—0.73%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.330%, VRD	14,100,000	14,100,000

Oregon—1.27%
Oregon (Veterans Welfare),
Series 83,
0.280%, VRD	15,225,000	15,225,000

Oregon Health Sciences University Revenue,
Series B-1,
0.270%, VRD	6,000,000	6,000,000

Series B-2,
0.270%, VRD	3,300,000	3,300,000

		24,525,000

Pennsylvania—3.87%
Allegheny County Higher Education Building Authority University
Revenue (Carnegie Mellon University),
0.260%, VRD	5,850,000	5,850,000

Allegheny County Higher Education Building Authority University
Revenue Refunding (Carnegie Mellon University),
0.260%, VRD	5,900,000	5,900,000

Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center),
Series B-2,
0.270%, VRD	12,500,000	12,500,000

Butler County Hospital Authority Hospital Revenue (Butler
Health System Project),
Series A,
0.290%, VRD	4,500,000	4,500,000

Emmaus General Authority Revenue,
Subseries F-22,
0.280%, VRD	2,600,000	2,600,000

30

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Geisinger Authority Health System (Geisinger Health System),
Series B,
0.240%, VRD	$2,100,000	$2,100,000

0.260%, VRD	7,300,000	7,300,000

Series C,
0.240%, VRD	1,000,000	1,000,000

Montgomery County,
Series A,
0.260%, VRD	1,500,000	1,500,000

Pennsylvania Tax Anticipation Notes,
1.500%, due 06/30/10	20,000,000	20,039,537

Philadelphia School District Refunding,
Series C,
0.260%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer Systems
Revenue (1st Lien),
Series B2,
0.270%, VRD	2,500,000	2,500,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education,
2.000%, VRD	6,000,000	6,097,680

		74,887,217

South Carolina—0.32%
South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Anmed Health Project),
Series D,
0.300%, VRD	3,055,000	3,055,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.300%, VRD	3,150,000	3,150,000

		6,205,000

Tennessee—3.14%
Metropolitan Government of Nashville & Davidson County Health &
Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.260%, VRD	17,775,000	17,775,000

Series A-1,
0.260%, VRD	15,250,000	15,250,000

31

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Montgomery County Public Building Authority Pooled Financing
Revenue (Tennessee County Loan Pool),
0.270%, VRD	$1,600,000	$1,600,000

Sevier County Public Building Authority (Local Government
Public Improvement),
Series B-1,
0.300%, VRD	5,000,000	5,000,000

Shelby County Refunding,
Series C,
0.340%, VRD	20,980,000	20,980,000

		60,605,000

Texas—10.83%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.310%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.300%, VRD(1),(2)	7,750,000	7,750,000

Frisco Certificates of Obligation (Barclays Capital Municipal
Trust Receipts, Series 188) (AGM Insured),
0.310%, VRD(1),(2)	5,300,000	5,300,000

Harris County Cultural Education Facilities Finance Corp.
Revenue (Methodist Hospital),
Series C-2,
0.240%, VRD	10,850,000	10,850,000

Harris County Health Facilities Development Corp. Hospital
Revenue (Baylor College of Medicine),
Series A1,
0.290%, VRD	6,450,000	6,450,000

Series A2,
0.250%, VRD	7,100,000	7,100,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.240%, VRD	24,700,000	24,700,000

Series A-2,
0.240%, VRD	6,000,000	6,000,000

Harris County Refunding (Toll Road Senior Lien),
Series B2, (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	7,000,000	7,029,910

32

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.250%, VRD	$3,000,000	$3,000,000

Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.290%, VRD	9,000,000	9,000,000

Series B-4,
0.290%, VRD	11,750,000	11,750,000

Series B-6,
0.250%, VRD	18,300,000	18,300,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.280%, VRD	17,500,000	17,500,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.270%, VRD	4,200,000	4,200,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.350%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.300%, VRD	5,450,000	5,450,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.250%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.310%, VRD(1),(2)	6,205,000	6,205,000

Texas (JP Morgan PUTTERs, Series 3238),
0.300%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates, Series 2008-1053),
0.300%, VRD(1),(2)	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.300%, VRD(1),(2)	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/31/10	5,000,000	5,034,443

University of Texas Permanent University Fund System,
Series A,
0.220%, VRD	2,270,000	2,270,000

33

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
University of Texas University Revenues (Financing Systems),
Series B,
0.210%, VRD	$11,025,000	$11,025,000

0.230%, VRD	7,270,000	7,270,000

Waco Educational Finance Corp. Revenue Refunding
(Baylor University),
Series A,
0.270%, VRD	2,200,000	2,200,000

		209,449,353

Vermont—1.38%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project),
Series A,
0.500%, VRD	4,350,000	4,350,000

Series B
0.500%, VRD	5,300,000	5,300,000

Winooski Special Obligation Refunding,
Series A,
0.250%, VRD	17,000,000	17,000,000

		26,650,000

Virginia—2.02%
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series B,
0.240%, VRD	1,600,000	1,600,000

Series D,
0.270%, VRD	3,325,000	3,325,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series A,
0.23%, VRD, Mandatory Put 5/05/10 @ 100	6,000,000	6,000,000

0.48%, VRD, Mandatory Put 5/13/11 @ 100	10,000,000	10,000,000

University of Virginia University Revenues (General),
Series A,
0.230%, VRD	9,290,000	9,290,000

Virginia University Health System Authority Revenue (General),
Series C,
0.290%, VRD	8,875,000	8,875,000

		39,090,000

34

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—4.73%
Central Puget Sound Regional Transportation Authority Sales &
Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.300%, VRD(1),(2)	$4,995,000	$4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.350%, VRD(1),(2)	14,150,000	14,150,000

King County (Multi Modal Ltd. Tax Sewer),
Series A,
0.270%, VRD	8,165,000	8,165,000

King County Sewer Revenue (Junior Lien),
Series A,
0.300%, VRD	19,380,000	19,380,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (AGM Insured),
0.310%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001 Electric
Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10	5,000,000	5,004,944

Series B,
2.000%, due 08/05/10	4,000,000	4,016,081

Washington (Citigroup ROCS, Series RR-II-R-11145) (AGM Insured),
0.310%, VRD(1),(2)	6,750,000	6,750,000

Washington Health Care Facilities Authority Revenue
(Catholic Health),
Series A-5,
0.290%, VRD	7,235,000	7,235,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (New Haven Apartments), (FNMA Insured),
0.300%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (Washington Terrace),
0.290%, VRD	3,750,000	3,750,000

Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.270%, VRD(1),(2)	3,995,000	3,995,000

Washington State (Citigroup ROCS, Series RR-II-R-11298)
(AGM Insured),
0.310%, VRD(1),(2)	4,955,000	4,955,000

		91,381,025

35

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—0.94%
Milwaukee Revenue Anticipation Notes,
2.000%, due 06/30/10	$11,675,000	$11,703,277

Wisconsin Health & Educational Facilities Authority Revenue
(Aurora Health Care),
Series B,
0.290%, VRD	2,600,000	2,600,000

Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.280%, VRD	3,840,000	3,840,000

		18,143,277

Wyoming—0.29%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.280%, VRD	5,100,000	5,100,000

Series B,
0.320%, VRD	600,000	600,000

		5,700,000

Total municipal bonds and notes (cost—$1,729,149,463)		1,729,149,463

Tax-exempt commercial paper—11.31%

California—0.78%
Kaiser Permanente,
0.230%, due 05/06/10	15,000,000	15,000,000

Florida—1.29%
Florida Local Government,
0.300%, due 06/07/10	24,926,000	24,926,000

Illinois—0.10%
Illinois Educational Facilities Authority Revenue,
0.300%, due 08/02/10	2,000,000	2,000,000

Louisiana—0.78%
St. James Parish Pollution Control,
0.260%, due 05/10/10	15,000,000	15,000,000

Maryland—1.57%
Baltimore County,
0.250%, due 05/03/10	30,400,000	30,400,000

36

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Massachusetts—1.11%
Harvard University,
0.320%, due 06/01/10	$10,000,000	$10,000,000

Massachusetts Bay Transportation,
0.250%, due 05/06/10	6,500,000	6,500,000

State of Massachussets,
0.320%, due 05/11/10	5,000,000	5,000,000

		21,500,000

Michigan—0.60%
Trinity Health Credit Group,
0.180%, due 05/10/10	11,700,000	11,700,000

Minnesota—2.00%
Mayo Clinic,
0.230%, due 05/04/10	5,000,000	5,000,000

0.270%, due 05/20/10	6,000,000	6,000,000

0.300%, due 05/24/10	10,000,000	10,000,000

0.300%, due 06/01/10	17,600,000	17,600,000

		38,600,000

New York—0.25%
Columbia University,
0.300%, due 08/02/10	4,780,000	4,780,000

Ohio—0.52%
Cleveland Clinic,
0.270%, due 06/03/10	10,000,000	10,000,000

Tennessee—0.31%
Vanderbilt University,
0.400%, due 10/19/10	6,000,000	6,000,000

Texas—1.26%
Houston Combined Utility System,
0.230%, due 05/24/10	3,750,000	3,750,000

Methodist Hospital,
0.400%, due 06/15/10	12,000,000	12,000,000

San Antonio Electric & Gas,
0.270%, due 05/03/10	5,000,000	5,000,000

0.300%, due 05/03/10	3,700,000	3,700,000

		24,450,000

37

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Wyoming—0.74%
PacificCorp.,
0.230%, due 05/05/10	$2,000,000	$2,000,000

Sweetwater County,
0.230%, due 05/03/10	12,225,000	12,225,000

		14,225,000

Total tax-exempt commercial paper (cost—$218,581,000)		218,581,000

Total investments (cost—$1,947,730,463 which approximates cost for federal income tax purposes)—100.76%		1,947,730,463

Liabilities in excess of other assets—(0.76)%		(14,598,948)

Net assets—100.00%		1,933,131,515

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.23% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2010 and reset periodically.

38

Tax-Free Master Fund

Statement of net assets—April 30, 2010

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,729,149,463	$—	$1,729,149,463

Tax-exempt commercial paper	—	218,581,000	—	218,581,000

Total	$—	$1,947,730,463	$—	$1,947,730,463

Weighted average maturity—14 days

See accompanying notes to financial statements

39

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2009 to April 30, 2010.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

40

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

41

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2009	Ending account value April 30, 2010	Expenses paid during period(1) 11/01/09 to 04/30/10	Expense ratio during the period

Actual	$1,000.00	$1,000.70	$0.45	0.09%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

Treasury Master Fund

	Beginning account value November 1, 2009	Ending account value April 30, 2010	Expenses paid during period(1) 11/01/09 to 04/30/10	Expense ratio during the period

Actual	$1,000.00	$1,000.40	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

	Beginning account value November 1, 2009	Ending account value April 30, 2010	Expenses paid during period(1) 11/01/09 to 04/30/10	Expense ratio during the period

Actual	$1,000.00	$1,000.80	$0.45	0.09%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

42

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/10	10/31/09	04/30/09

Weighted average maturity(1)	35 days	54 days	36 days

Net assets (bln)	$22.6	$19.6	$19.6

Portfolio composition(2)	04/30/10	10/31/09	04/30/09

Commercial paper	50.6%	51.3%	44.8%

US government and agency obligations	16.2	18.3	17.8

Repurchase agreements	12.8	12.9	12.0

Certificates of deposit	12.5	12.3	14.7

US master note	3.6	3.0	2.0

Short-term corporate obligations	3.3	1.8	5.5

Time deposit	1.0	1.4	1.2

Bank notes	—	—	1.4

Funding agreement	—	—	1.3

Money market funds	—	—	0.5

Other assets less liabilities	0.0 (3)	(1.0)	(1.2)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

43

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/10	10/31/09	04/30/09

Weighted average maturity(1)	40 days	54 days	37 days

Net assets (bln)	$7.3	$7.6	$10.7

Portfolio composition(2)	04/30/10	10/31/09	04/30/09

Repurchase agreements	75.4%	62.8%	44.7%

US government obligations	24.5	37.0	55.2

Other assets less liabilities	0.1	0.2	0.1

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

44

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/10	10/31/09	04/30/09

Weighted average maturity(1)	14 days	15 days	14 days

Net assets (bln)	$1.9	$2.1	$2.8

Portfolio composition(2)	04/30/10	10/31/09	04/30/09

Municipal bonds and notes	89.5%	93.4%	87.0%

Tax-exempt commercial paper	11.3	5.9	8.5

Money market funds	—	0.7	4.2

Other assets less liabilities	(0.8)	0.0 (3)	0.3

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

45

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations

For the year ended
April 30, 2010

Prime Master Fund

Investment income:
Interest	$72,793,758

Affiliated securities lending income	7,144

72,800,902

Expenses:
Investment advisory and administration fees	20,801,121

Trustees’ fees	81,782

20,882,903

Less: Fee waivers by advisor	(616,491)

Net expenses	20,266,412

Net investment income	52,534,490

Net realized gain from investment activities	201,183

Net increase in net assets resulting from operations	$52,735,673

Treasury Master Fund

Investment income:
Interest	$18,807,232

Expenses:
Investment advisory and administration fees	8,449,510

Trustees’ fees	40,608

Net expenses	8,490,118

Net investment income	10,317,114

Net realized gain from investment activities	132,304

Net increase in net assets resulting from operations	$10,449,418

Tax-Free Master Fund

Investment income:
Interest	$6,676,416

Expenses:
Investment advisory and administration fees	2,227,379

Trustees’ fees	19,712

Interest expense	3,123

2,250,214

Less: Fee waivers by advisor	(54,628)

Net expenses	2,195,586

Net investment income	4,480,830

Net realized gain from investment activities	164,409

Net increase in net assets resulting from operations	$4,645,239

See accompanying notes to financial statements

46

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets

	For the years ended April 30,

	2010	2009

Prime Master Fund

From operations:
Net investment income	$52,534,490	$291,333,214

Net realized gain (loss) from investment activities	201,183	(95,374)

Net increase in net assets resulting from operations	52,735,673	291,237,840

Net increase in net assets from beneficial interest transactions	2,931,246,583	5,368,548,119

Net increase in net assets	2,983,982,256	5,659,785,959

Net assets:
Beginning of year	19,607,886,818	13,948,100,859

End of year	$22,591,869,074	$19,607,886,818

Treasury Master Fund

From operations:
Net investment income	$10,317,114	$69,464,085

Net realized gain from investment activities	132,304	3,665

Net increase in net assets resulting from operations	10,449,418	69,467,750

Net increase (decrease) in net assets from beneficial interest transactions	(3,374,821,928)	3,919,045,621

Net increase (decrease) in net assets	(3,364,372,510)	3,988,513,371

Net assets:
Beginning of year	10,699,897,328	6,711,383,957

End of year	$7,335,524,818	$10,699,897,328

Tax-Free Master Fund

From operations:
Net investment income	$4,480,830	$45,352,482

Net realized gain from investment activities	164,409	187,651

Net increase in net assets resulting from operations	4,645,239	45,540,133

Net increase (decrease) in net assets from beneficial interest transactions	(841,553,891)	82,384,475

Net increase (decrease) in net assets	(836,908,652)	127,924,608

Net assets:
Beginning of year	2,770,040,167	2,642,115,559

End of year	$1,933,131,515	$2,770,040,167

See accompanying notes to financial statements

47

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the years ended April 30,				For the period
					August 28, 2007(1) to
	2010		2009		April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$22,591,869		$19,607,887		$13,948,101

Expenses to average net assets, before fee waivers by advisor	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average net assets, net of fee waivers by advisor	0.10	%(4)	0.10%		0.10	%(2)

Net investment income to average net assets	0.25%		1.90%		4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$7,335,525		$10,699,897		$6,711,384

Expenses to average net assets, before fee waivers by advisor	0.10%		0.10	%(4)	0.10	%(2)

Expenses to average net assets, net of fee waivers by advisor	0.10%		0.10	%(4)	0.10	%(2)

Net investment income to average net assets	0.12%		0.77%		2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,933,132		$2,770,040		$2,642,116

Expenses to average net assets, before fee waivers by advisor	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average net assets, net of fee waivers by advisor	0.10	%(4)	0.04%		0.00	%(2),(3)

Net investment income to average net assets	0.20%		1.42%		2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.
(4)	Waivers by advisor represent less than 0.005%.

See accompanying notes to financial statements

48

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal

49

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Master Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on

50

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Master Funds’ financial statement disclosures.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Under certain circumstances, the Master Funds may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

51

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2010, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,843,607, $619,044 and $163,371, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses.

52

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. UBS Global AM has also reduced its management fee for interest expense related to borrowing. At April 30, 2010, UBS Global AM owed $20,449, $9,162 and $4,359 for the independent trustees fees and interest expense to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

From December 16, 2009, until January 31, 2010, UBS Global AM voluntarily waived 0.02% of its investment advisory and administration fee for Prime Master Fund and Tax-Free Master Fund. As a result, the total ordinary annual operating expenses were reduced to 0.08% from December 16, 2009, until January 31, 2010, at which time the waiver of the management fees was reduced 0.01% per week over two weeks so that such waiver completely expired by the third week of February 2010. For the year ended April 30, 2010, UBS Global AM voluntarily waived $616,491 and $54,628 for Prime Master Fund and Tax-Free Master Fund, respectively.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2010, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$113,176,244,945

Treasury Master Fund	289,616,627,498

Tax-Free Master Fund	1,419,784,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’

53

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds, lending agent. At April 30, 2010, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 1.00%. For the year ended April 30, 2010, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $7,878,223 for 16 days with a related weighted average annualized interest rate of 0.892%, which resulted in $3,123 of interest expense payable by UBS Global AM.

54

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Other liabilities
At April 30, 2010, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Tax-Free Master Fund	$16,097,680

* Excludes investment advisory and administration fees.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the years ended April 30,

Prime Master Fund	2010	2009

Contributions	$42,776,750,451	$33,455,610,806

Withdrawals	(39,845,503,868)	(28,087,062,687)

Net increase in beneficial interest	$2,931,246,583	$5,368,548,119

	For the years ended April 30,

Treasury Master Fund	2010	2009

Contributions	$10,240,126,831	$19,523,208,625

Withdrawals	(13,614,948,759)	(15,604,163,004)

Net increase (decrease) in beneficial interest	$(3,374,821,928)	$3,919,045,621

	For the years ended April 30,

Tax-Free Master Fund	2010	2009

Contributions	$2,552,766,939	$4,111,522,730

Withdrawals	(3,394,320,830)	(4,029,138,255)

Net increase (decrease) in beneficial interest	$(841,553,891)	$82,384,475

55

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 29, 2010

56

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Board of Trustees & Officers
Master Trust is governed by a Board of Trustees which oversees each Master Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with Master Trust, the length of time served as a trustee or officer of Master Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

Master Trust’s registration statement contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg;†† 68 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 2007	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 28 investment companies (consisting of 60 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 75 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 2007 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 69 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2007	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 63 McLarty Associates 900 17th Street, NW 8th Floor Washington DC 20006	Trustee	Since 2007	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Mr. Burt is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc. and The New Germany Fund, Inc.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Bernard H. Garil; 70 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 50 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2007	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Garil is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 44	Vice President and Assistant Secretary	Since 2007	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark E. Carver*; 46	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Thomas Disbrow*; 44	Vice President and Treasurer	Since 2007	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 45	Vice President and Assistant Treasurer	Since 2007	Mr. Flook is a director (since March 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Elbridge T. Gerry III*; 53	Vice President	Since 2007	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of 5 investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper**; 52	Vice President and Secretary	Since 2007	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global Asset Management—Americas region (since 2004). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004, assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. since 2001. Mr. Kemper is vice president and secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joanne M. Kilkeary*; 42	Vice President and Assistant Treasurer	Since 2007	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*; 39	Vice President and Assistant Secretary	Since 2007	Ms. Lee is an executive director (since March 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Ms. Lee is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Steven J. LeMire*; 40	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*; 48	Vice President and Chief Compliance Officer	Since 2007	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel, at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Nancy Osborn*; 44	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since March 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Robert Sabatino**; 36	Vice President	Since 2007	Mr. Sabatino is a managing director (since March 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Eric Sanders*; 44	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Andrew Shoup*; 53	Vice President and Chief Operating Officer	Since 2007	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (concluded)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 48	Vice President and Assistant Secretary	Since 2007	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III
Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by the offering document.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2.   Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3.   Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4.   Principal Accountant Fees and Services.

(a)

Audit Fees:
For the fiscal years ended April 30, 2010 and April 30, 2009, the aggregate Ernst & Young LLP (EY) audit fees for professional services rendered to the registrant were approximately $126,000 and $126,000, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)

Audit-Related Fees:
In each of the fiscal years ended April 30, 2010 and April 30, 2009, the aggregate auditrelated fees billed by EY for services rendered to the registrant that are reasonably related to the performance of the audit of the financial statements, but not reported as audit fees, were approximately $10,494 and $7,500, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2009 and 2008 semiannual financial statements and (2) review of the consolidated 2008 and 2007 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2010 and April 30, 2009, the aggregate tax fees billed by EY for professional services rendered to the registrant were approximately $25,200 and $24,000 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years (or periods) indicated above.

(d)

All Other Fees:
In each of the fiscal years ended April 30, 2010 and April 30, 2009, there were no fees billed by EY for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years (or periods) indicated above.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures:
The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through August 2009)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall: . . .

2.	Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2010 and April 30, 2009 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2010 and April 30, 2009 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2010 and April 30, 2009 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2010 and April 30, 2009 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2010 and April 30, 2009 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2010 and April 30, 2009 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to EY, for the fiscal year ended April 30, 2010, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of EY was 0%.

(g)	For the fiscal years ended April 30, 2010 and April 30, 2009, the aggregate fees billed by EY of $125,694 and $2,072,423, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

		2010	2009
	Covered Services	$35,694	$31,500
	Non-Covered Services	90,000	2,040,923

(h)	The registrant’s audit committee was not required to consider whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.   Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.   Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 9, 2010